Summary of Significant Accounting Policies (Schedule of Concentration Risk, By Risk Factor, Product) (Details) (Sales Revenue, Goods, Net [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Lidoderm®
Concentration Risk [Line Items]
Percentage of revenue from products accounted for more than 10% of total revenue	7.00%	28.00%	41.00%
Opana® ER
Concentration Risk [Line Items]
Percentage of revenue from products accounted for more than 10% of total revenue	8.00%	11.00%	13.00%